Investments carried under the equity method	12 Months Ended
Dec. 31, 2019
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7.- Investments carried under the equity method

The table below shows the breakdown and the movement of the investments held in associates for 2019 and 2018:

Investments in associates	2019	2018
Initial balance	53,419	55,784
Share of (loss)/profit	7,457	5,231
Dividend distribution	(30,528)	(4,463)
Equity distribution	(6,252)	(122)
Change in the scope of the consolidated financial statements (Note 5)	113,897	-
Others (incl. currency translation differences)	1,932	(3,011)
Final balance	139,925	53,419

During 2019, investments carried under the equity method increase primarily due to the acquisition of Amherst Island ($97.2 million) and Monterrey ($16.6 million) (see Note 5). The increase has been partially offset by the dividend distributions of Amherst Island Partnership ($25.9 million) and Geida Tlemcen S.L.($4.6 million).

The tables below show a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2019 and 2018 for the associated companies:

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	18,584	1,268	13,145	783	694	(277)	(303)	2,348
Myah Bahr Honaine, S.P.A.(*)	25.50	184,332	63,148	71,614	13,562	51,504	33,372	30,186	45,222
Pectonex, R.F. Proprietary Limited	50.00	3,074	-	-	2	-	(190)	(190)	1,391
Evacuación Villanueva del Rey, S.L	40.02	2,946	107	1,841	225	-	47	-	-
Ca Ku A1, S.A.P.I de CV (PTS)	5.00	486,179	55,423	-	543,077	-	(39)	(495)	-
Pemcorp SAPI de CV (**)	30.00	125,301	72,669	197,324	5,090	32,302	5,737	(10.073)	17,179
ABY Infraestructuras S.L.U.	20.00	-	59	-	-	-	(104)	(101)	11
Windlectric Inc (***)	30.00	319,041	10,655	232,938	22,424	24,867	11,125	(6,537)	73,693
Other renewable energy joint ventures (****)	50.00	47	146	6	70	-	(46)	(46)	81
As of December 31, 2019									139,925

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	19,679	820	381	420	320	(668)	(693)	8,773
Myah Bahr Honaine, S.P.A.(*)	25.50	186,484	63,224	81,942	13,184	50,118	25,778	22,193	43,161
Pectonex, R.F. Proprietary Limited	50.00	3,186	-	-	2	-	(209)	(209)	1,485
Evacuación Villanueva del Rey, S.L	40.02	3,190	257	2,021	383	-	44	-	-
Ca Ku A1, S.A.P.I de CV (PTS)	5.00	284,375	10,951	-	295,865	-	3	(624)	-
As of December 31, 2018									53,419

The Company has no control over Evacuación Valdecaballeros, S.L. as all relevant decisions of this company require the approval of a minimum of shareholders accounting for more than 75% of the shares.

None of the associated companies referred to above is a listed company.

(*) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated financial statements. Share of profit of Myah Bahr Honaine S.P.A. included in these consolidated financial statements amounts to $7,697 thousand in 2019 and $5,659 thousand in 2018.

 (**) Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V. which is accounted for under the equity method in these consolidated financial statements (Note 5). Arroyo Netherlands II B.V. is 30% owned by Atlantica. Share of profit of Pemcorp SAPI de CV included in these consolidated financial statements amounts to $521 thousand in 2019.

(***) Windlectric Inc., the project entity, is owned 100% by Amherst Island Partnership which is accounted for under the equity method (Note 5).

(****) Other renewable energy joint ventures correspond to investments made in the following entities located in Colombia: AC Renovables Sol 1 SAS Esp, PA Renovables Sol 1 SAS Esp, SJ Renovables Sun 1 SAS Esp and SJ Renovables Wind 1 SAS Esp.